Employee benefits	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2021	December 31, 2020	December 31, 2019
NET LIABILITY AT BEGINNING OF PERIOD	(7,987)	(8,094)	(4,336)
Recognized in profit or loss	(621)	653	(2,589)
Recognized in other comprehensive income	1,453	(97)	(1,223)
Foreign currency translation differences	316	(449)	54
NET LIABILITY AT END OF PERIOD	(6,839)	(7,987)	(8,094)

Present value of funded obligation	(4,865)	(5,074)	(4,298)
Fair value of plan assets	4,224	3,940	3,241
	(641)	(1,134)	(1,057)
Present value of unfunded obligations	(6,198)	(6,853)	(7,037)
NET LIABILITY	(6,839)	(7,987)	(8,094)

Amounts in the balance sheet:
Liabilities	(6,839)	(7,987)	(8,094)
Assets	—	—	—
NET LIABILITY	(6,839)	(7,987)	(8,094)

Liability for defined benefit obligations

The Group makes contributions to three defined benefit plans that provide pension benefits for employees upon retirement. One plan - the Belgian plan - is fully insured through an insurance company. The second and third - French and Greek plans - are uninsured and unfunded. The unfunded obligations include provisions in respect of LTIP 2017, LTIP 2018, TBIP 2019, LTIP 2019 and LTIP 2020 (see Note 23).

The Group expects to contribute the following amount to its defined benefit pension plans in 2022: $48,043.
The valuation used for the defined contribution plans is the Projected Unit Credit Cost as prescribed by IAS 19 R.

The Group expects to contribute the following amount to its defined contribution pension plans in 2022: $332,649.